T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
Alabama 0.2%
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB, 5.25%,
5/1/44 (1)	3,780	4,208
		4,208
Arizona 0.7%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 1.008%, 1/1/37	750	704
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series
2018, 5.00%, 7/1/37 (2)	2,500	3,022
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series
2018, 5.00%, 7/1/38 (2)	2,500	3,014
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A,
5.00%, 7/1/47 (2)	3,000	3,500
Phoenix IDA, Downtown Phoenix Student Housing, IDRB,
5.00%, 7/1/54	1,330	1,410
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
IDRB, 5.00%, 7/1/42	3,250	3,455
Tempe IDA, Friendship Village, IDRB, 5.00%, 12/1/50	1,100	1,072
Tempe IDA, Friendship Village, IDRB, 5.00%, 12/1/54	1,250	1,208
		17,385
Arkansas 0.4%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47	5,775	6,994
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/21	465	474
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/22	410	435
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23	600	661
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24	800	912
		9,476

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
California 9.0%
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	6,500	7,170
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21)
(3)	1,020	1,075
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distribution, Unrefunded Balance, Series A, 5.00%, 10/1/36
(Prerefunded 10/1/21) (3)	1,380	1,454
California, GO, 5.25%, 9/1/25	5,000	5,273
California, Various Purpose, GO, 5.00%, 8/1/30	4,400	5,875
California, Various Purpose, GO, 5.00%, 9/1/31	5,000	5,247
California, Various Purpose, GO, Refunding, 5.00%, 9/1/31	5,000	5,668
California, Various Purpose, GO, 5.00%, 10/1/39	3,550	4,122
California, Various Purpose, GO, 5.60%, 3/1/36	40	40
California HFFA, 5.00%, 11/15/49	4,450	5,273
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	850	1,037
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	185	222
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33	1,630	1,953
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	1,875	2,072
California HFFA, Memorial Health Services, Series A, 5.00%,
10/1/33	2,750	2,979
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,500	1,866
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	6,910	8,157
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	3,025	3,174
California Housing Fin. , Series A, VR, 4.25%, 1/15/35	800	893
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39	700	775
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49	1,925	2,114
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2)	3,250	3,845
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (2)	4,050	4,708

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/47 (2)	7,000	8,099
California Public Works Board, California State Univ. , Series B,
5.25%, 10/1/27 (Prerefunded 10/1/21) (3)	1,460	1,547
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/38	2,250	2,479
California Public Works Board, Judicial Council, Series B,
5.00%, 10/1/34	5,100	5,940
California Public Works Board, Regents of the Univ. of
California, Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (3)	4,000	4,259
California School Fin. Auth. , Aspire Public Schools, 5.00%,
8/1/41 (1)	1,750	1,934
California Statewide CDA, 4.00%, 9/2/29	570	631
California Statewide CDA, 5.00%, 9/2/44	500	568
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47	4,000	4,438
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/28	2,910	3,341
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	850	935
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	1,975	2,147
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1)	2,310	2,570
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/34	5,000	5,938
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/35	2,955	3,501
Golden State Tobacco Securitization, Tobacco Industry, Series
A-1, 5.00%, 6/1/47	1,425	1,456
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44 (4)	1,925	2,153
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,130	4,646
Irvine Unified School Dist. , Special Tax, Series D, 5.00%, 3/1/57	2,620	3,027
Los Angeles County Public Works Fin. Auth. , Series A, 5.00%,
12/1/33	2,805	3,306
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Projects II, 5.00%, 8/1/29	2,000	2,176
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Projects II, 5.00%, 8/1/37	2,000	2,159
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2)	6,500	8,071
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/30	1,480	1,581
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/31	1,555	1,659
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/32	705	751
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4)	1,000	1,163
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4)	2,800	3,248
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4)	2,620	3,029
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2)	2,000	2,434
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 0.765%, 12/1/35 (5)	700	609
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/43 (2)	7,000	7,577
San Francisco City & County Int'l. Airport, San Francisco Airport
Commissions, Series A, 5.00%, 5/1/44 (2)	9,800	12,010
San Francisco City & County Redev. Agency, Mission Bay
North, Series C, 6.75%, 8/1/41 (Prerefunded 2/1/21) (3)	750	774
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30	1,550	1,847
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33	1,125	1,323
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1
Special Tax, 5.875%, 9/1/32	1,375	1,475
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,004
Univ. of California Regents, Series M, 5.00%, 5/15/47	5,000	6,136
Univ. of California Regents, Series O, 5.50%, 5/15/58	15,000	19,235
		217,168
Colorado 3.6%
Colorado HFA, Common Spirit Health, Series A, 5.00%, 8/1/44	10,000	12,178
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Colorado HFA, Adventist Health Sys. /Sunbelt, Series A, 5.00%,
11/15/41	5,000	5,830
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/40 (Prerefunded 1/1/23) (3)	7,185	8,034
Colorado HFA, Children's Hosp. , Series A, VRDN, 0.17%,
12/1/52	3,000	3,000
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44	10,000	12,347
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1)	1,070	1,100
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1)	650	669
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	2,765	2,991
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	3,390	3,659
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	4,225	4,540
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	1,340	1,408
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	925	944
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2)	14,000	17,175
Denver City & County Airport, Series B, 5.00%, 11/15/43	1,250	1,376
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	500	513
Mirabelle Metropolitan Dist. No 2, Series A, GO, 5.00%, 12/1/49	1,250	1,255
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	1,100	1,122
Regional Transportation Dist. , Fastracks Project, Series A,
5.00%, 11/1/46	5,000	5,932
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38	650	663
Univ. of Colorado, Series B-1, VRDN, 0.17%, 6/1/50	2,900	2,900
		87,636

Connecticut 0.6%
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/39	2,480	2,513
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/44	1,165	1,166
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transit Imps. , Series A,
5.00%, 5/1/32	2,250	2,980
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,300	7,914
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (6)(7)	1,228	80
		14,653
Delaware 1.5%
Delaware Economic Dev. Auth. , ACTS Retirement Communities,
Series B, 5.00%, 11/15/48	6,000	6,837
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	2,400	2,820
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	3,800	4,433
Delaware HFA, Christiana Health Care Sys. , 4.00%, 10/1/49	7,875	9,070
Delaware HFA, Christiana Health Care Sys. , 5.00%, 10/1/45	6,750	8,557
Delaware Municipal Electric, 5.00%, 7/1/37	5,000	5,175
		36,892

District of Columbia 3.2%
District of Columbia, American Society of Hematology, 5.00%,
7/1/42	1,850	1,991
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	1,825	1,814
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	510	491
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	700	647
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	1,325	1,189
District of Columbia, KIPP Project, 4.00%, 7/1/39	900	971
District of Columbia Tobacco Settlement Fin. , Tobacco
Settlement Financing, Series A, Zero Coupon, 6/15/46	8,000	1,629
District of Columbia Water & Sewer Auth. , Series A, 5.00%,
10/1/48 (Prerefunde d 10/1/23) (3)	5,670	6,528
District of Columbia Water & Sewer Auth. , Series B, 5.00%,
10/1/37	3,395	4,083

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/43 (2)	3,175	3,869
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/48 (2)	9,725	11,769
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	10,285	12,173
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 4.00%, 10/1/53 (4)	1,050	1,171
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/34	700	868
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/47	1,500	1,800
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	2,150	2,818
Washington Convention & Sports Auth. , Convention Center
Hotel, Series A, 5.00%, 10/1/40	3,000	3,006
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	4,050	4,967
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/40	1,500	1,812
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/45	2,000	2,385
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/38	2,500	3,331
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/39	5,500	7,306
		76,618
Florida 9.4%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	2,600	2,223
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49	7,000	7,828
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	5,630	6,266
Brevard County HFA, Health First, 5.00%, 4/1/39	3,000	3,331
Broward County Half-Cent Sales Tax, Main Courthouse Project,
Series A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (3)	2,415	2,435

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Central Florida Expressway Auth. , 5.00%, 7/1/42	5,230	6,363
Central Florida Expressway Auth. , Series B, 5.00%, 7/1/34	1,800	2,182
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42 (Prerefunde d 4/1/23) (3)	3,685	4,229
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
5.00%, 6/1/48 (1)	4,220	4,139
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/32 (2)	1,000	1,224
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/44 (2)	5,500	6,813
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/47 (2)	15,000	17,755
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/52 (2)	1,500	1,769
Hillsborough County IDA, Baycare Health Sys. , Series B, IDRB,
VRDN, 0.14%, 11/1/38	2,200	2,200
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/30 (2)	820	1,009
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/31 (2)	855	1,047
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/46 (2)	5,000	5,866
Jacksonville, Better Jacksonville, Series A, 5.00%, 10/1/30	3,000	3,250
Jacksonville, Ed. Fac. , Series B, 5.00%, 6/1/53 (1)	1,800	1,749
Jacksonville, Transit, Series A, 5.00%, 10/1/30	2,450	2,661
Jacksonville, Transit, Series A, 5.00%, 10/1/31	1,900	2,060
Jea Electric Sys. Revenue, Series 3A, 4.00%, 10/1/37	5,000	6,101
Lakewood Ranch Stewardship Dist. , Special Assessment
National Polo Run, 5.375%, 5/1/47	1,400	1,518
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/39	1,375	1,711
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/44	7,275	8,839
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunde d 11/15/24) (3)	3,750	4,506
Miami-Dade County Aviation, 5.00%, 10/1/41	5,750	6,750
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28
(Prerefunded 10/1/22) (2)(3)	3,580	3,924
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2)(3)	5,000	5,480

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County Aviation, Miami Int'l. Airport, Unrefunded
Balance, Series A-1, 5.375%, 10/1/35 (Prerefunded 10/1/20) (3)	1,210	1,220
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	11,375	12,817
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	5,000	5,595
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/53	10,000	11,809
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39	6,355	7,531
Orange County HFA, Orlando Health Obligated Group, 5.00%,
10/1/47	3,500	4,222
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/32	1,505	1,682
OTC Community Dev. Dist. , Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	365	365
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45	2,575	2,934
Palm Beach County HFA, Baptist South Florida, 4.00%, 8/15/49	7,405	8,354
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.25%, 6/1/34	685	732
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, IDRB, 7.50%, 6/1/49	250	267
Pinellas County IDA, Foundation for Global Understanding,
IDRB, 5.00%, 7/1/39	250	282
Pinellas County IDA, Foundation for Global Understanding,
Series 2019, IDRB, 5.00%, 7/1/29	250	278
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/26
(Prerefunded 6/1/23) (3)	3,000	3,408
Sarasota County Public Hosp. Dist. , Sarasota Memorial Hosp. ,
5.00%, 7/1/41	10,000	12,147
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47	8,250	9,683
Tampa Hillsborough County Expressway Auth. , 5.00%, 7/1/47	15,000	18,161
		226,715
Georgia 5.9%
Atlanta Airport, Series B, 5.00%, 1/1/33	2,500	2,819

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	800	670
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	4,050	3,392
Atlanta Dev. Auth. , Stadium, Series A-1, 5.25%, 7/1/40	2,275	2,509
Atlanta Dev. Auth. , Stadium, Series A-1, 5.25%, 7/1/44	11,000	12,057
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,192
Dalton, GO, 5.00%, 2/1/42	8,500	10,605
Fulton County Dev. Auth. , Piedmont Healthcare Project, Series
A, 4.00%, 7/1/49	13,080	14,738
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,325	1,598
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/42	4,920	5,863
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/47	2,050	2,421
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	2,625	2,927
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	3,675	4,211
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33	2,000	2,204
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.25%, 8/15/49	11,000	12,873
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
4.00%, 9/1/40	7,625	9,273
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
5.00%, 10/1/38	2,925	3,570
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/37	1,500	1,809
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	5,005
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	3,105
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	2,800	3,180
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	6,400	7,047
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	7,080	8,217
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26	685	827
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27	1,280	1,583
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28	355	450
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series
A, 5.00%, 1/1/49	5,045	6,057
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26	3,625	4,376
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27	2,040	2,524
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28	2,145	2,718
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31	1,870	2,068
		141,888
Hawaii 0.1%
Hawaii Airports Sys. Revenue, Series A, 5.00%, 7/1/43 (2)	3,000	3,627
		3,627
Idaho 0.4%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	6,335	7,008
Idaho HFA, Saint Luke's Health, Series C, VRDN, 0.14%, 3/1/48	1,600	1,600
		8,608
Illinois 3.7%
Chicago, Series A, GO, 5.50%, 1/1/49	3,050	3,422
Chicago, Series C, 5.00%, 1/1/31	1,400	1,609
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/24 (4)	1,000	1,123
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/33 (2)	3,600	3,976
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/34 (2)	2,400	2,646
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	5,000	5,780
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2)	3,000	3,582
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28	2,160	2,515
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	3,725	4,345
Cook County, Series C, GO, 5.00%, 11/15/29	1,750	1,873
Cook County, Series C, GO, 5.00%, 11/15/33	2,740	2,912
Illinois, GO, 5.50%, 5/1/25	1,360	1,557
Illinois, GO, 5.50%, 5/1/26	1,625	1,897
Illinois, GO, 5.50%, 7/1/38	4,500	4,802
Illinois, Series A, GO, 5.00%, 10/1/25	800	900
Illinois, Series A, GO, 5.00%, 10/1/31	1,000	1,154
Illinois, Series B, GO, 5.00%, 10/1/31	1,500	1,731
Illinois, Series B, GO, 5.00%, 10/1/32	1,200	1,376
Illinois, Series C, GO, 5.00%, 11/1/29	2,435	2,777
Illinois, Series D, GO, 5.00%, 11/1/24	1,000	1,105
Illinois Fin. Auth. , Ascension Health, Series C, 5.00%, 2/15/34	435	531
Illinois Fin. Auth. , Ascension Health, Series C, 5.00%, 2/15/36	640	778
Illinois Fin. Auth. , Ascension Health, Series C, 5.00%, 2/15/41	1,855	2,224
Illinois Fin. Auth. , Navistar Int'l, VRDN, 4.75%, 10/15/40 (Tender
8/1/30) (1)	1,575	1,610
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-4,
VRDN, 0.14%, 8/15/42	10,630	10,630
Illinois Fin. Auth. , OSF Healthcare Sys. , Series B, VRDN, 0.17%,
11/15/37	2,240	2,240
Illinois Toll Highway Auth. , Series C, 5.00%, 1/1/37	5,000	5,754
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
6/15/50	4,775	5,331
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, 5.00%, 6/15/57	650	709
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (5)	2,000	2,921
Regional Transportation Auth. , Series B, 5.50%, 6/1/27 (5)	4,600	5,508
		89,318

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Indiana 0.8%
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%, 7/1/48
(2)	1,750	1,871
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.25%, 1/1/51
(2)	5,440	5,846
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	1,000	944
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2)	2,000	2,229
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2)	500	556
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (3)	1,000	1,080
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26)
(2)	5,425	6,621
		19,147
Iowa 0.3%
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	600	631
Iowa Fin. Auth. , Unity Point Health, Series B-1, VRDN, 0.14%,
2/15/39	300	300
Iowa Fin. Auth. , Unity Point Health, Series F, VRDN, 0.14%,
7/1/41	500	500
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)	5,550	6,774
		8,205
Kansas 0.5%
Univ. of Kansas Hosp. Auth. , Series A, 5.00%, 9/1/48	6,075	7,536
Wichita, Via Christi Health, Series IV-A, 5.00%, 11/15/29
(Prerefunded 11/15/21) (3)	4,000	4,240
		11,776
Kentucky 1.6%
Ashland, Ashland Medical Center, 4.00%, 2/1/33	585	637
Ashland, Ashland Medical Center, 4.00%, 2/1/35	470	507
Ashland, Ashland Medical Center, 4.00%, 2/1/38	500	535

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Ashland, Ashland Medical Center, 5.00%, 2/1/32	325	394
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,075	1,184
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	825	901
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,375	3,659
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	2,225	2,471
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	4,830	5,197
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	7,270	8,605
Kentucky Public Energy Auth. , Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)	12,500	13,950
		38,040

Louisiana 1.4%
Louisiana Local Gov't. Environment Fac. & CDA, Westlake
Chemical, Series A, 6.50%, 8/1/29	1,670	1,675
New Orleans Aviation Board, Series A, 5.00%, 1/1/48	4,250	4,973
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (2)	2,300	2,648
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38 (2)	1,250	1,462
New Orleans Aviation Board, North Terminal Project, Series A,
5.00%, 1/1/43	1,865	2,196
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/34 (2)	4,000	4,543
New Orleans Sewerage Service, 5.00%, 6/1/40	1,500	1,746
New Orleans Sewerage Service, 5.00%, 6/1/45	1,350	1,561
New Orleans Water Sys. , 5.00%, 12/1/45	5,500	6,327
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	500	523
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1)	4,000	4,393
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.10%,
6/1/37 (Tender 7/1/24)	625	617
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)	1,500	1,450
		34,114

Maryland 5.5%
Baltimore City, Convention Center Hilton, 5.00%, 9/1/36	2,950	2,695
Baltimore City, Convention Center Hilton, 5.00%, 9/1/46	2,235	2,120
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33	3,190	3,732
Baltimore City, Water, 5.00%, 7/1/31	2,155	2,519
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,500	1,719
Baltimore City, Water, Series B, 5.00%, 7/1/30	2,280	2,602
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	440	478
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	295	320
Maryland, Series 2013-1A, GO, 4.00%, 3/1/26 (Prerefunded
3/1/21) (3)	2,900	2,965
Maryland CDA, Series A, 4.50%, 9/1/48	4,405	4,986
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (2)	1,410	1,411
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/24 (2)	250	250
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/30 (2)	2,465	2,455
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/36 (2)	6,775	6,712
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/51 (2)	1,850	1,829
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,445	1,652
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	5,000	5,567
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	500	528
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	5,000	5,527
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (3)	2,000	2,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33	4,500	5,149
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38	4,000	4,536
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45	8,545	9,918
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27	2,055	2,416
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	1,865	2,050
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43 (Prerefunded 7/1/22) (3)	8,500	9,249
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3)	2,500	2,975
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35	4,000	4,995
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/47	2,500	3,892
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50	8,125	12,903
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42	5,790	7,099
Maryland Transportation Auth. , Baltimore/Washington Int'l
Airport, 4.00%, 6/1/33 (2)	3,250	3,704
Maryland Transportation Auth. , Baltimore/Washington Int'l
Airport, Series B, 5.00%, 3/1/27 (2)	7,985	8,426
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	295	305
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	2,500	2,460
		132,193
Massachusetts 0.5%
Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%,
10/1/57 (1)	1,600	1,697
Massachusetts DOT, Series A, 5.00%, 1/1/32	7,850	10,201
		11,898
Michigan 2.7%
Detroit, GO, 5.00%, 4/1/27	800	856
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (4)	2,100	2,361
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (4)	2,300	2,583
Great Lakes Water Auth. , Sewage Disposal, Series C, 5.00%,
7/1/36	3,300	3,974
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	10,875	12,879
Michigan Fin. Auth. , Series C-1, 5.00%, 7/1/44 (Prerefunded
7/1/22) (3)	1,000	1,091
Michigan Fin. Auth. , Great Lakes Water Auth. , Sewer Disposal,
Series C, 5.00%, 7/1/35	2,325	2,727
Michigan Fin. Auth. , Great Lakes Water Auth. , Water Supply,
Series D-2, 5.00%, 7/1/34	2,250	2,652
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	3,225	3,863
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/37	3,500	4,159
Michigan Fin. Auth. , McLaren Health Care, 5.00%, 2/15/38	2,000	2,502
Michigan Fin. Auth. , McLaren Health Care, 5.00%, 2/15/39	5,925	7,393
Michigan Fin. Auth. , McLaren Health Care, Series B, 5.00%,
5/15/35	5,000	5,738
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/31 (Prerefunded 6/1/22) (3)	2,700	2,933
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/35 (Prerefunded 6/1/22) (3)	5,000	5,432
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/47 (Prerefunded 12/1/22) (3)	3,000	3,329
		64,472
Mississippi 0.1%
Jackson County, Chevron USA Project, VRDN, 0.17%, 12/15/24
(2)	1,600	1,600
		1,600
Missouri 1.8%
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/25	3,620	3,821
Kansas City IDA, Kansas City Int'l Airport, Series B, IDRB,
5.00%, 3/1/55 (2)(4)	16,490	19,854

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Missouri HEFA, Washington Univ. , Series B, VRDN, 0.17%,
3/1/40	2,200	2,200
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33	2,000	2,268
Missouri Joint Municipal Electric Utility Commission, Plum
Point, 5.00%, 1/1/33	5,000	5,815
Saint Louis County IDA, Friendship Village, IDRB, 5.00%,
9/1/48	5,345	5,528
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.00%, 9/1/38	750	792
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	1,950	2,041
Saint Louis County IDA, St. Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	825	781
Saint Louis IDA, Ballpark Village, Series A, IDRB, 3.875%,
11/15/29	90	82
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	585	506
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.75%,
11/15/47	500	440
		44,128
Nebraska 0.0%
Central Plains Energy, Goldman Sachs Group, 5.25%, 9/1/37	1,000	1,085
		1,085

Nevada 1.0%
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/33	2,095	2,503
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/43	10,800	12,488
Las Vegas Redev. Agency, 5.00%, 6/15/40	3,210	3,648
Las Vegas Redev. Agency, 5.00%, 6/15/45	2,540	2,843
Las Vegas Valley Water Dist. , Series B, GO, 5.00%, 6/1/28	805	870
Sparks, Series A, 2.50%, 6/15/24 (1)	765	758
		23,110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Hampshire 0.1%
National Fin. Auth. , Series 2020-1, Class A, 4.125%, 1/20/34	2,285	2,500
		2,500
New Jersey 5.1%
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/24	1,000	1,037
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/25	5,000	5,175
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/28	500	514
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(4)	1,000	1,128
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (2)	1,795	1,984
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
7/1/42 (2)(4)	1,100	1,223
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (2)	3,000	3,309
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.625%,
1/1/52 (2)	2,040	2,261
New Jersey Economic Dev. Auth. , Middlesex Water, 5.00%,
8/1/59 (2)	1,000	1,240
New Jersey Economic Dev. Auth. , Middlesex Water, Series A,
5.00%, 10/1/23	2,455	2,811
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/37 (2)	1,920	2,123
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (2)	5,795	6,287
New Jersey Economic Dev. Auth. , Transit Trans. Project, 4.00%,
11/1/38	1,000	1,088
New Jersey Economic Dev. Auth. , Transit Trans. Project, 4.00%,
11/1/44	2,250	2,424
New Jersey Economic Dev. Auth. , United Continental Airlines,
5.125%, 9/15/23 (2)	500	512
New Jersey Economic Dev. Auth. , United Continental Airlines,
Series B, 5.625%, 11/15/30 (2)	2,500	2,599

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23	1,255	1,354
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24	4,500	4,852
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	1,000	1,077
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/43	5,900	6,880
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	3,350	3,734
New Jersey HCFFA, Hackensack Meridian Health, 5.00%,
7/1/25	4,000	4,347
New Jersey HCFFA, Hackensack Meridian Health, 5.00%,
7/1/26	1,000	1,084
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	2,000	2,462
New Jersey HCFFA, Univ. Hosp. , Series A, 5.00%, 7/1/46 (4)	3,550	3,986
New Jersey Higher Ed. Student Assistance Auth. , Series 1A-1,
5.00%, 12/1/22 (2)	2,000	2,160
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	3,993
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (3)	2,780	3,033
New Jersey Transportation Trust Fund Auth. , Series A, 5.00%,
12/15/25	2,900	3,384
New Jersey Transportation Trust Fund Auth. , Series AA, 5.25%,
6/15/43	13,450	15,772
New Jersey Transportation Trust Fund Auth. , Series B, 5.50%,
6/15/31	3,000	3,087
New Jersey Transportation Trust Fund Auth. , Series BB, 4.00%,
6/15/44	5,825	6,244
New Jersey Transportation Trust Fund Auth. , Fed. Highway
Reimbursement, Series A, 5.00%, 6/15/31	2,900	3,344
New Jersey Transportation Trust Fund Auth. , Fed. Highway
Reimbursement, Series A-1, 5.00%, 6/15/21	5,275	5,442
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/30	4,000	4,373
North Hudson Sewerage Auth. , Series A, 5.00%, 6/1/21	955	992
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/37	1,000	1,223
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	3,000	3,552
		122,090

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Mexico 0.3%
Farmington PCR, Public Service of San Juan, VRDN, 1.15%,
6/1/40 (Tender 6/1/24)	2,000	2,015
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48	4,500	5,189
		7,204
New York 9.1%
Brooklyn Arena Local Dev. , Barclays Center, Series A, 5.00%,
7/15/42	4,800	5,149
Buffalo & Erie County Ind. Land Dev. , Buffalo State College
Foundation Housing, 5.375%, 10/1/41 (Prerefunded 4/1/21) (3)	3,140	3,248
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2)	1,500	1,606
Dormitory Auth. of the State of New York, Series A, 4.00%,
7/1/50	4,675	5,366
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46	5,000	6,289
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50	7,355	8,057
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	6,250	6,676
Dormitory Auth. of the State of New York, Saint John's Univ. ,
Series A, 5.00%, 7/1/44	1,400	1,494
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35	6,050	7,374
Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/25 (Prerefunded 10/1/21) (3)	2,835	2,995
Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/25	165	174
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37	2,605	3,012
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56	745	767
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45	9,655	2,899
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	970	891
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Hudson Yards Infrastructure, Series A, 5.75%, 2/15/47	3,275	3,364
Long Island Power Auth. , Series A, 5.00%, 9/1/34	1,325	1,535
Long Island Power Auth. , Series A, 5.00%, 9/1/37	5,175	5,579
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(4)	4,000	4,942
Metropolitan Transportation Auth. , Series E-1, VRDN, 0.15%,
11/15/50	4,900	4,900
Metropolitan Transportation Auth. , BAN, Series E, 4.00%,
9/1/20	7,500	7,509
Metropolitan Transportation Auth. , Dedicated Tax Fund,
Series A, 5.25%, 11/15/31	5,000	6,068
Metropolitan Transportation Auth. , Green Bond, Series A-1,
5.00%, 11/15/49	10,480	11,974
Monroe County Ind. Dev. , Univ. of Rochester Project, Series A,
4.00%, 7/1/50 (8)	5,720	6,703
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	98	86
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	296	251
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	171	128
Nassau County IDA, Amsterdam at Harborside, Series A-4,
IDRB, 6.70%, 1/1/49	2,679	1,997
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20 (7)	22	20
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (7)(9)	636	64
New York City, Series B-1, GO, 5.00%, 10/1/38	2,550	3,147
New York City, Series B-1, GO, 5.00%, 10/1/42	7,000	8,901
New York City, Series D-1, GO, 5.00%, 12/1/42	5,000	6,241
New York City, Series J, GO, 5.00%, 8/1/30	4,310	5,031
New York City, Series J, GO, 5.00%, 8/1/33	1,500	1,741
New York City Municipal Water Fin. Auth. , Series B-1, VRDN,
0.15%, 6/15/45	2,400	2,400
New York City Municipal Water Fin. Auth. , Series DD-3B, VRDN,
0.15%, 6/15/43	1,255	1,255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. , Series C-4, VRDN, 0.18%,
11/1/36	4,145	4,145
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,180
New York City Transitional Fin. Auth. , Building Aid, Series S-3,
5.00%, 7/15/43	5,000	6,207
New York City Transitional Fin. Auth. , Future Tax, Series IE,
5.00%, 8/1/36	6,955	8,853
New York City Transitional Fin. Auth. , Future Tax, Series IE,
5.00%, 8/1/38	5,000	6,326
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1)	1,750	1,855
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1)	3,500	3,704
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.625%, 9/15/69	1,100	1,114
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.80%, 9/15/69	2,850	2,798
New York Liberty Dev. , Port Auth. of New York/New Jersey, 4
World Trade Center, 5.75%, 11/15/51	3,170	3,327
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (2)	1,450	1,448
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 1/1/34 (2)	3,000	3,277
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 1/1/36 (2)	2,750	3,004
Onondaga Civic Dev. , Saint Joseph's Hosp. , 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	3,415	3,717
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	2,000	2,130
Onondaga Civic Dev. , Upstate Properties Dev. , 5.50%, 12/1/31	2,000	2,139
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (2)	2,000	2,121
Port Auth. of New York & New Jersey, Series 190, 5.00%,
5/1/35 (Prerefunded 8/21/20) (3)	4,000	4,009
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2)	1,950	2,217
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal,
6.00%, 12/1/36	1,000	1,007
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth. , Series A, 5.00%, 1/1/28
(Prerefunded 1/1/22) (3)	3,000	3,205
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/25	2,000	2,200
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	4,515	4,930
		219,746
North Carolina 2.3%
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/33	1,555	1,609
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/39	2,255	2,261
Charlotte-Mecklenburg Hosp. Auth. , Series B, VRDN, 0.16%,
1/15/38	3,900	3,900
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35	1,000	1,002
North Carolina Medical Care Commission, Salemtowne, Series
B-2, 3.55%, 10/1/24	195	195
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39	850	912
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44	1,105	1,177
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49	1,000	1,057
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	5,000	5,723
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	13,165	14,962
North Carolina Municipal Power Agency # 1, Catawba, Series A,
5.00%, 1/1/28	7,650	9,217
North Carolina Turnpike Auth. , 5.00%, 1/1/40	8,025	9,660
Raleigh Durham Airport Auth. , Series A, 5.00%, 5/1/34 (2)	2,150	2,770
Raleigh Durham Airport Auth. , Series A, 5.00%, 5/1/35 (2)	1,000	1,283
Raleigh Durham Airport Auth. , Series A, 5.00%, 5/1/36 (2)	500	639
		56,367

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Ohio 2.8%
American Municipal Power, Comb Hydroelectric, Series A,
VRDN, 2.25%, 2/15/48 (Tender 8/15/21)	5,000	5,035
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, 4.00%,
6/1/37	2,600	3,054
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, 4.00%,
6/1/38	1,750	2,049
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, 4.00%,
6/1/39	3,850	4,493
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	11,760	12,960
Cuyahoga County, MetroHealth, 5.50%, 2/15/52	4,815	5,525
Cuyahoga County, MetroHealth, 5.50%, 2/15/57	3,135	3,558
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/44	3,070	2,976
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	5,595	5,434
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36	1,500	1,572
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46	4,200	4,336
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52	1,000	1,031
Ohio, Series A, 4.00%, 1/15/50	5,985	6,722
Ohio, Series A, 5.00%, 1/15/50	3,000	3,660
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	1,950	2,100
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.25%, 1/15/38 (1)(2)	500	531
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.50%, 1/15/48 (1)(2)	550	584
Southeastern Ohio Port Auth. , Memorial Health Sys. , 6.00%,
12/1/42	2,045	2,133
		67,753
Oklahoma 0.2%
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.00%,
4/1/33	1,000	909
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.875%,
4/1/30	250	250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	1,580	1,878
Oklahoma Turnpike Auth. , Series C, 5.00%, 1/1/47	1,300	1,544
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
5.25%, 11/15/45	625	655
		5,236
Oregon 0.3%
Oregon Fac. Auth. , Legacy Health, Series A, 5.00%, 6/1/46	4,175	4,812
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2)	3,000	3,508
		8,320

Pennsylvania 2.3%
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.25%, 1/1/32	1,465	1,471
Doylestown Hosp. Auth. , Doylestown Hosp. , Series A, 4.00%,
7/1/45	1,475	1,574
Doylestown Hosp. Auth. , Doylestown Hosp. , Series A, 5.00%,
7/1/49	4,025	4,526
Franklin County IDA, Menno Haven, IDRB, 5.00%, 12/1/38	1,000	1,022
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , Series A, 5.00%, 9/1/34	2,750	3,435
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , Series A, 5.00%, 9/1/37	3,500	4,313
Montgomery County IDA, Albert Einstein Healthcare, Series A,
IDRB, 5.25%, 1/15/45	4,270	4,531
Montgomery County IDA, New Regional Medical Center, IDRB,
5.375%, 8/1/38	2,075	2,075
Pennsylvania Economic DFA, National Gypsum, 5.50%, 11/1/44
(2)	2,500	2,568
Pennsylvania Higher EFA, Drexel Univ. , 5.00%, 5/1/34	4,380	5,185
Pennsylvania Higher EFA, Thomas Jefferson Univ. , Series A,
5.00%, 9/1/39	1,500	1,699
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/34	7,675	8,894
Philadelphia School Dist. , Series A, GO, 5.00%, 9/1/44	6,200	7,692

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
State Public School Building Auth. , Series A, 5.00%, 6/1/32 (4)	5,000	6,067
		55,052

Puerto Rico 1.4%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	2,810	2,891
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	7,500	7,622
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42(9)(10)	50	34
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27(9)(10)	85	58
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(9)(10)	2,100	1,444
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(9)(10)	190	131
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(9)(10)	240	164
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(9)(10)	935	641
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(9)(10)	305	209
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(9)(10)	370	253
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(9)(10)	2,230	1,528
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(9)(10)	150	103
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(9)(10)	4,385	3,004
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(9)(10)	40	27
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(9)(10)	235	162
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18(9)(10)	200	137
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(9)(10)	85	58

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	225	155
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	175	121
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	55	36
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	100	68
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	80	55
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	745	509
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	170	117
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	85	58
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	1,945	1,337
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	5,294	4,435
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	2,750	1,993
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	5,615	3,757
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	1,211	1,276
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	2,405	2,556
		34,939
Rhode Island 0.0%
Central Falls Detention Fac. , 7.25%, 7/15/35 (7)(9)	490	88
		88
South Carolina 1.0%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	5,000	5,530
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth. , Active Retirement
Community, Series C, 5.00%, 11/15/47	1,925	2,195
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	2,000	2,214
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,170	2,584
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36	5,000	5,933
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	4,650	5,428
		23,884

South Dakota 0.2%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/44	2,330	2,613
South Dakota HEFA, Sanford Health Group, Series E, 5.00%,
11/1/37	1,030	1,103
		3,716

Tennessee 2.4%
Blount County Health & Ed. Fac. Board, Asbury, Series A,
5.00%, 1/1/47	3,900	2,659
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36	3,250	3,859
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/44	925	1,078
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	1,550	1,784
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,815	3,274
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	12,090	13,786
Metropolitan Nashville Airport Auth. , Series B, 4.00%, 7/1/49 (2)	7,000	7,877
Metropolitan Nashville Airport Auth. , Series B, 4.00%, 7/1/54 (2)	1,500	1,681
Metropolitan Nashville Airport Auth. , Series B, 5.00%, 7/1/44 (2)	3,000	3,738
Metropolitan Nashville Airport Auth. , Series B, 5.00%, 7/1/49 (2)	4,000	4,948
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Nashville Airport Auth. , Series B, 5.00%, 7/1/54 (2)	4,000	4,927
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)	4,175	4,785
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	2,650	3,108
		57,504

Texas 8.8%
Austin Airport, Series B, 5.00%, 11/15/41 (2)	1,350	1,578
Austin Airport, Series B, 5.00%, 11/15/44 (2)	5,000	6,145
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,300	1,320
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	1,050	1,009
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/28	560	655
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2)	6,040	6,804
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43 (2)	4,650	5,002
Dallas/Fort Worth Int'l. Airport, Series D, 5.00%, 11/1/38 (2)	11,695	12,296
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33	1,635	1,737
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31	660	837
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33	6,575	8,239
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
1, VRDN, 0.17%, 12/1/41	1,400	1,400
Houston Airport, Series A, 5.00%, 7/1/36 (2)	1,100	1,342
Houston Airport, Series A, 5.00%, 7/1/37 (2)	2,125	2,586
Houston Airport, Series A, 5.00%, 7/1/41 (2)	3,250	3,916
Houston Airport, Series C, 5.00%, 7/1/31 (2)	3,000	3,744
Houston Airport, Series C, 5.00%, 7/1/32 (2)	3,750	4,648
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2)	2,500	2,537
Joint Guadalupe County - Seguin Hosp. , Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29	1,700	1,907

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp. , Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40	1,890	2,010
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/28	3,320	3,438
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/33	3,500	3,617
Mission Economic Dev. , Natagasoline, Series B, 4.625%,
10/1/31 (1)(2)	3,275	3,475
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/32	85	94
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/33	90	99
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/34	95	104
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/35	675	736
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/36	745	810
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/38	410	444
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/43	1,215	1,307
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/48	3,525	3,770
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/24 (11)	420	481
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (3)	420	497
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (3)	2,070	2,449
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/33	275	276
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/35	1,000	994
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	1,720	1,690
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/37	5,000	6,066
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/39	2,705	3,202
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/43	8,500	10,299
San Antonio Water Sys. , Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)	2,250	2,402
Tarrant County Cultural Ed. Fac. Fin. , Baylor Health Care Sys. ,
VRDN, 0.14%, 11/15/50	1,000	1,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.50%, 11/15/45 (7)(9)	1,125	731
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/28	585	688
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/30	750	872
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,105	1,249
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	1,225	1,375
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	2,750	3,059
Tarrant County Cultural Ed. Fac. Fin. , Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45	2,830	2,285
Tarrant County Cultural Ed. Fac. Fin. , Methodist Hosp. Dallas,
Series A, VRDN, 0.14%, 10/1/41	7,150	7,150
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/41	2,900	3,448
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/47	12,000	14,107
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch
Senior Lien, Series D, 6.25%, 12/15/26	785	933
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/25	4,000	4,335
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/28	3,000	3,233
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/29	2,200	2,367
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2)	3,500	3,702
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2)	2,200	2,317
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2)	2,045	2,148
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (2)	11,025	12,868
Texas Transportation Commission, Series A, 5.00%, 8/15/39	6,250	8,187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37	11,130	12,261
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,665	6,439
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunded 11/1/20) (3)	805	818
Travis County Health Fac. Dev. , Westminster Manor,
Unrefunded Balance, 7.00%, 11/1/30	55	56
		211,590
Utah 0.4%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2)	1,000	1,187
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2)	7,055	8,316
		9,503
Virgin Islands 0.0%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	817
		817
Virginia 5.3%
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/41 (4)	4,300	5,111
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/46	6,075	6,747
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/51	2,355	2,607
Fairfax County Economic Dev. Auth. , Smithsonian Institution,
Series B, VRDN, 0.15%, 12/1/33	2,100	2,100
Fairfax County IDA, Inova Health, Series A, IDRB, 4.00%,
5/15/48	250	284
Fairfax County IDA, Inova Health, Series A, IDRB, 5.00%,
5/15/31	2,000	2,434
Fairfax County IDA, Inova Health, Series A, IDRB, 5.00%,
5/15/44	5,000	5,635
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/31	4,635	5,215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	20,215	25,698
James City County Economic Dev. Auth. , Winsormeade United
Medthodist Homes, Series A, 2.00%, 10/1/48 (7)	201	18
James City County Economic Dev. Auth. , Winsormeade United
Medthodist Homes, Series A, 6.00%, 6/1/43	1,123	1,128
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 0.14%, 1/1/47	3,800	3,800
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	500	652
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	1,445	1,688
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	2,070	2,405
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/25 (2)	1,000	1,060
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/27 (2)	1,000	1,056
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (2)	8,570	8,996
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (2)	4,075	4,334
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (2)	5,740	5,969
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (2)	5,250	5,459
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2012, 5.00%, 1/1/40 (2)	9,305	9,643
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 1/1/40 (2)	11,180	11,586
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/49 (2)	1,000	1,123
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/52 (2)	4,495	5,031
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/56 (2)	7,400	8,253
		128,032

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Washington 2.0%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/33	1,500	2,057
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34	1,800	2,461
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/36	2,400	3,253
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37	2,300	3,107
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.50%, 9/1/42	650	643
King County Public Hosp. Dist. No. 1, Valley Medical Center,
5.75%, 9/1/20 (11)(12)	2,440	2,450
Washington, Series C, GO, 5.00%, 2/1/39	20,000	26,614
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (1)	3,425	3,185
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1)	4,400	4,393
		48,163
West Virginia 0.1%
Monongalia County Commission, Univ. Town Center Economic
Dev. Dist. , Series A, 5.50%, 6/1/37 (1)	425	444
Monongalia County Commission, Univ. Town Center Economic
Dev. Dist. , Series A, 5.75%, 6/1/43 (1)	425	444
West Virginia Economic Dev. Auth. , Appalachian Power, Series
A, 5.375%, 12/1/38	1,800	1,823
		2,711
Wisconsin 0.7%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series C, VRDN,
0.14%, 4/1/48	615	615
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/50	1,390	1,411
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2)	1,750	1,922
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2)	1,000	1,141

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (1)	600	647
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/50 (1)	1,000	1,062
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	1,500	1,476
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	2,500	2,400
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1)	3,300	3,353
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1)	1,000	1,011
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1)	1,050	1,058
		16,096

Total Investments in Securities 99.7%
(Cost $2,288,157)		$2,405,271
Other Assets Less Liabilities 0.3%		7,747
Net Assets 100.0%		$2,413,018

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $55,261 and represents 2.3% of net assets.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	When-issued security
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11)	Escrowed to maturity
(12)	Insured by AMBAC Assurance Corporation
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
OTC	Over-the-counter
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On July 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.